UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:    BlackRock Funds

BlackRock Real Estate Securities Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified — 2.3%
American Assets Trust, Inc.	1,298	$44,067
Vornado Realty Trust	2,935	301,131

		345,198
Health Care — 12.1%
HCP, Inc.	7,687	321,778
Healthcare Realty Trust, Inc.	13,332	335,300
National Health Investors, Inc.	5,370	331,275
Sabra Health Care REIT, Inc.	2,610	78,222
Ventas, Inc.	11,900	786,352

		1,852,927
Industrial — 8.1%
EastGroup Properties, Inc.	2,687	169,953
Liberty Property Trust	10,385	389,438
Prologis, Inc.	16,575	673,442

		1,232,833
Lodging — 7.1%
Hilton Worldwide Holdings, Inc. (a)	14,540	317,408
Pebblebrook Hotel Trust	10,028	345,364
Starwood Hotels & Resorts Worldwide, Inc.	5,534	424,181

		1,086,953
Office — 10.7%
Boston Properties, Inc.	8,366	979,993
Highwoods Properties, Inc.	5,696	229,834
SL Green Realty Corp.	3,998	418,631

		1,628,458
Other — 2.0%
American Tower Corp.	3,619	302,259
Residential — 17.3%
American Campus Communities, Inc.	4,695	179,349
American Homes 4 Rent, Class A	6,639	106,556
AvalonBay Communities, Inc.	5,243	715,932
Camden Property Trust	4,946	338,752
Equity Residential	13,157	782,052
Essex Property Trust, Inc.	2,984	517,008

		2,639,649

Common Stocks	Shares	Value
Retail — 24.0%
Acadia Realty Trust	9,146	$248,131
DDR Corp.	19,989	343,211
Federal Realty Investment Trust	4,143	486,968
General Growth Properties, Inc.	31,436	722,085
Simon Property Group, Inc.	10,744	1,860,861

		3,661,256
Self Storage — 5.8%
Extra Space Storage, Inc.	12,410	649,415
Public Storage	1,302	228,514

		877,929
Specialty — 3.4%
Alexandria Real Estate Equities, Inc.	3,970	293,065
CyrusOne, Inc.	3,799	75,980
Digital Realty Trust, Inc.	2,835	151,389

		520,434
Triple Net Lease — 6.7%
EPR Properties	5,399	289,440
Spirit Realty Capital, Inc.	42,995	463,056
STAG Industrial, Inc.	11,351	267,089

		1,019,585
Total Long-Term Investments (Cost — $14,084,757) — 99.5%		15,167,481

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	219,271	219,271
Total Short-Term Securities (Cost — $219,271) — 1.4%		219,271
Total Investments (Cost — $14,304,028*) — 100.9%		15,386,752
Liabilities in Excess of Other Assets — (0.9)%		(141,734)

Net Assets — 100.0%		$15,245,018

Portfolio Abbreviation

REIT	Real Estate Investment Trust

BLACKROCK REAL ESTATE SECURITIES FUND	APRIL 30, 2014	1

Schedule of Investments (concluded)

Notes to Schedule of Investments

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,326,967

Gross unrealized appreciation	$1,073,840
Gross unrealized depreciation	(14,055)

Net unrealized appreciation	$1,059,785

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at January 31, 2014	Net Activity	Shares/Beneficial Interest Held at April 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	102,955	116,316	219,271	$88
BlackRock Liquidity Series, LLC, Money Market Series	$1,778,275	$(1,778,275)	—	$164

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$15,167,481	—	—	$15,167,481
Short-Term Securities	219,271	—	—	219,271
Total	$15,386,752	—	—	$15,386,752

[1]	See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended April 30, 2014.

2	BLACKROCK REAL ESTATE SECURITIES FUND	APRIL 30, 2014

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 23, 2014